Shareholders' Capital - Schedule of dividends (Details) - CAD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Mar. 04, 2025	Dec. 16, 2024	Sep. 16, 2024	Jun. 14, 2024	Mar. 15, 2024	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends declared (in dollars per share)	$ 0.0225	$ 0.0225	$ 0.0225	$ 0.0225	$ 0.0225
Dividends declared		$ 17,598	$ 17,732	$ 18,161	$ 18,494	$ 71,985	$ 37,519